PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

	December 31,
	2018	2017
At Cost:
Plant and buildings	$3,885,849	$4,090,603
Machinery and equipment	14,047,271	14,743,997
Motor vehicles	344,226	340,271
Office equipment	120,678	126,298
	18,398,024	19,301,169
Less: Accumulated depreciation
Plant and buildings	(2,765,332)	(2,781,302)
Machinery and equipment	(11,216,276)	(12,080,380)
Motor vehicles	(292,464)	(298,219)
Office equipment	(759,186)	(109,734)
	(15,033,258)	(15,269,635)
Construction- in-progress	6,621	-
Property, plant and equipment, net	$3,371,387	$4,031,534